Condensed Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Operating Activities:
Net loss	$ (12,776)	$ (6,245)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization expense	174	656
Stock-based compensation expense	1,544	391
Change in fair value of warrant liability	0	(1,470)
Warrant valuation expense	0	67
Changes in operating assets and liabilities:
Accounts receivable	(242)	(498)
Inventory	(360)	(660)
Other current and long-term assets	(104)	28
Accounts payable and accrued expenses	(79)	(1,038)
Net cash used in operations	(11,843)	(8,769)
Investing Activities:
Purchases of property and equipment	(177)	(206)
Net cash used in investing activities	(177)	(206)
Financing Activities:
Net proceeds from public stock offering	4,649	8,002
Net proceeds from exercise of warrants	0	1,981
Net proceeds from the sale of common stock, preferred stock, and warrants	0	184
Net cash provided by (used in) financing activities	4,649	10,167
Effect of exchange rate changes on cash	(2)	(2)
Net increase (decrease) in cash and cash equivalents	(7,373)	1,190
Cash and cash equivalents - beginning of period	15,595	1,323
Cash and cash equivalents - end of period	8,222	2,513
Supplemental schedule of non-cash activities
Warrants issued as inducement to warrant exercise	0	509
Conversion of temporary equity to permanent equity	0	485
Supplemental cash flow information
Cash paid for income taxes	$ 0	$ 8